SHARE BASED COMPENSATION (Yitel Option Plan, Assumptions Used to Estimate Fair Value of Share Options) (Details) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Yitel [Member] | Ordinary Shares [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Fair value per ordinary share (in US dollars per share)	$ 0.13	$ 0.11
Yitel Option Plan [Member] | Stock Options [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected dividend yield	0.00%	0.00%
Yitel Option Plan [Member] | Stock Options [Member] | Minimum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Risk-free interest rate (per annum)	1.39%	0.75%
Expected life (years)	4.25	5.00
Expected Volatility	49.00%	46.00%
Yitel Option Plan [Member] | Stock Options [Member] | Maximum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Risk-free interest rate (per annum)	2.45%	1.11%
Expected life (years)	7.00	6.50
Expected Volatility	53.00%	54.00%